Note 4 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

The major components of property, plant and equipment were as follows:

(amounts in millions)	December 31, 2014	December 31, 2013
Land and leasehold improvements	$36.6	$29.9
Buildings and improvements	51.1	38.9
Machinery, equipment, fixtures and software	101.2	63.5
	188.9	132.3
Less: accumulated depreciation	(18.1)	(3.9)
	170.8	128.4
Construction in process	4.2	7.8
Property, plant and equipment, net	$175.0	$136.2

For the year ended December 31, 2014, the Company recorded depreciation expense of $19.3 million.  For the Successor and Predecessor 2013 Periods, the Company and the Predecessor recorded depreciation expense of $3.9 million and $10.5 million, respectively.  For the year ended December 31, 2012, the Predecessor recorded depreciation expense of $15.1 million.